13F-HR

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549


Form 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2011

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
						[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: KLS Professional Advisors Group LLC
Address: 111 Fifth Avenue New York, NY 10003

Form 13F File Number: 28-14576

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Robert M. Schorr
Title: CEO/CCO/Managing Director
Phone: 212-355-0346

Signature, Place, and Date of Signing:

Robert M. Schorr   New York, NY    1/5/2012
[Signature]        [City, State]    [Date]


Report Type (Check only one.):

[X] 13F HOLDINGS REPORT.
[ ] 13F NOTICE.
[ ] 13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager: None



FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers: None
Form 13F Information Table Entry Total: 1
Form 13F Information Table Value Total: 138,112	(thousands)

List of Other Included Managers:

No. Form 13F File Number: None



FORM 13F INFORMATION TABLE



NAME OF ISSUER
TITLE OF CLASS
CUSIP
VALUE
(X$1000)
SHRS OR PRN AMT
SH/PRN
PUT/CALL
INVESTMT DSCRETN
OTHER MANAGERS
VOTING AUTHORITY
SOLE    SHARED    NONE
SPDR S&P Midcap 400 EFT TR
UTSER1
78467Y107
138,112
865,959
SH

SOLE
NONE
0         0       138,112